Receivables (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivables [Line Items]
Receivables	$ 1,713.2	$ 1,692.6	$ 1,516.6
Allowance at beginning of year	(4.6)	(7.3)	(8.3)
Reversal of allowance	0.9	4.1	2.1
Addition to allowance	(4.1)	(2.2)	(2.1)
Write-off against allowance	0.6	0.9	1.2
Translation difference	0.3	(0.1)	(0.2)
Allowance at end of year	(6.9)	(4.6)	(7.3)
Total receivables, net of allowance	$ 1,706.3	$ 1,688.0	$ 1,509.3